Retirement Benefits - Summary of Defined Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (8,719)
Return on plan assets in excess of interest income	4,509	$ 8,460	$ (2,312)
Other movements	7	(12)	66
Ending balance	(13,131)	(8,719)
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	94,826	85,803
Return on plan assets in excess of interest income	4,509	8,460
Interest income	1,657	2,253
Employer contributions	614	1,462
Plan participants’ contributions	42	42
Benefit payments	(3,843)	(3,741)
Other movements	(281)	160
Currency translation differences	5,154	387
Ending balance	$ 102,678	$ 94,826	$ 85,803
Level 1 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	25.00%	26.00%
Level 1 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	52.00%	51.00%
Level 1 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	0.00%	1.00%
Level 2 and 3
Disclosure of net defined benefit liability (asset) [line items]
Percentage of cash in defined benefit plan assets	1.00%	1.00%
Level 2 and 3 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	8.00%	8.00%
Level 2 and 3 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	5.00%	4.00%
Level 2 and 3 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	6.00%	6.00%
Level 2 and 3 | Investment funds
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	3.00%	3.00%